UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10543

Name of Fund: BlackRock Core Bond Trust (BHK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Core Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 05/31/2014

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2014 (Unaudited)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Common Stocks — 0.0%		Shares	Value

Paper & Forest Products — 0.0%
NewPage Holdings, Inc.		1,720	$146,200

Asset-Backed Securities		Par (000)

Asset-Backed Securities — 4.5%
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class C, 3.44%, 10/08/17	USD	400	411,647
Apidos CDO XI, Series 2012-11A, Class D, 4.48%, 1/17/23 (a)(b)		600	601,688
Atrium CDO Corp., Series 9A, Class D, 3.73%, 2/28/24 (a)(b)		750	722,116
Babson CLO Ltd., Series 2012-1X, Class B, 2.73%, 4/15/22 (a)		500	489,634
Brookside Mill CLO, Ltd., Series 2013-1A, Class C1, 2.93%, 4/17/25 (a)(b)		500	487,138
CarMax Auto Owner Trust, Series 2012-1:
Class B, 1.76%, 8/15/17		210	213,808
Class C, 2.20%, 10/16/17		125	128,155
Class D, 3.09%, 8/15/18		155	158,963
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		1,105	1,119,959
CIFC Funding Ltd. (a)(b):
Series 2012-1A, Class B1L, 5.48%, 8/14/24		750	756,049
Series 2013-IA, Class B, 3.04%, 4/16/25		500	492,900
Series 2013-IA, Class C, 3.83%, 4/16/25		500	478,643
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, 0.30%, 1/25/37 (a)		918	861,159
Ford Credit Floorplan Master Owner Trust, Series 2012-2:
Class B, 2.32%, 1/15/19		245	251,119
Class C, 2.86%, 1/15/19		105	109,084
Class D, 3.50%, 1/15/19		200	210,566
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 2.83%, 4/15/25 (a)(b)		500	487,396
ING IM CLO Ltd., Series 2012-2A, Class C, 3.68%, 10/15/22 (a)(b)		750	750,670
Nelnet Student Loan Trust (a):
Series 2006-1, Class A5, 0.34%, 8/23/27		525	516,372
Series 2008-3, Class A4, 1.88%, 11/25/24		615	646,331

Asset-Backed Securities		Par (000)	Value

Asset-Backed Securities (concluded)
OZLM Funding III, Ltd., Series 2013-3A, Class B, 3.33%, 1/22/25 (a)(b)	USD	750	$745,644
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class C, 3.19%, 10/15/15 (b)		250	251,065
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17		723	730,422
Series 2010-B, Class C, 3.02%, 10/17/16 (b)		156	156,293
Series 2011-1, Class D, 4.01%, 2/15/17		940	971,768
Series 2012-1, Class B, 2.72%, 5/16/16		198	198,574
Series 2012-1, Class C, 3.78%, 11/15/17		325	334,249
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 0.43%, 6/15/21 (a)		119	117,747
SLM Private Education Loan Trust, Series 2012-A, Class A1, 1.55%, 8/15/25 (a)(b)		207	209,551
SLM Student Loan Trust:
Series 2008-5, Class A3, 1.53%, 1/25/18 (a)		482	485,468
Series 2008-5, Class A4, 1.93%, 7/25/23 (a)		615	645,537
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		345	364,539
Series 2014-A, Class B, 3.50%, 11/15/44 (b)		250	242,682
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32		1,051	1,046,222
Symphony CLO VII, Ltd., Series 2011-7A, Class E, 3.83%, 7/28/21 (a)(b)		750	718,719
United States Small Business Administration, Series 2004-P10B, Class 1, 4.75%, 8/10/14		60	60,635
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22		1,180	1,240,973

			18,413,485

Interest Only Asset-Backed Securities — 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)		2,700	196,604

BLACKROCK CORE BOND TRUST	MAY 31, 2014	1

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

Interest Only Asset-Backed Securities (concluded)
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (b)	USD	5,060	$343,127

			539,731

Total Asset-Backed Securities — 4.6%			18,953,216

Corporate Bonds

Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21		230	251,275
United Technologies Corp. (c):
4.88%, 5/01/15		1,125	1,172,091
6.13%, 7/15/38		700	900,153

			2,323,519

Airlines — 1.8%
American Airlines Pass-Through Trust, Series 2013-2 (b):
Class A, 4.95%, 7/15/24		2,285	2,465,260
Class B, 5.60%, 1/15/22		507	530,779
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 7/12/20		471	501,309
Series 2012-3, Class C, 6.13%, 4/29/18		500	532,500
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 2/15/27		2,000	2,051,000
US Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15		1,084	1,149,168

			7,230,016

Auto Components — 1.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		91	92,024
4.88%, 3/15/19		1,330	1,361,587
6.00%, 8/01/20		953	1,024,475
5.88%, 2/01/22		911	947,440
Jaguar Land Rover Automotive PLC, 4.13%, 12/15/18 (b)		750	777,188

			4,202,714

Auto Parts — 0.0%
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		161	174,283

Automobiles — 0.9%
Ford Motor Co., 4.75%, 1/15/43		2,250	2,284,243

Corporate Bonds		Par (000)	Value

Automobiles (concluded)
General Motors Co., 6.25%, 10/02/43 (b)	USD	1,253	$1,423,721

			3,707,964

Building Products — 0.1%
Cemex SAB de CV, 5.88%, 3/25/19 (b)		200	208,000

Capital Markets — 3.6%
CDP Financial, Inc., 5.60%, 11/25/39 (b)(c)		2,935	3,679,319
The Goldman Sachs Group, Inc. (c):
5.38%, 3/15/20		1,220	1,382,545
5.25%, 7/27/21		3,165	3,557,704
5.75%, 1/24/22		1,800	2,082,753
Morgan Stanley:
4.20%, 11/20/14		490	498,802
4.00%, 7/24/15		410	425,185
6.25%, 8/28/17 (c)		1,930	2,206,538
Murray Street Investment Trust I, 4.65%, 3/09/17		825	894,404

			14,727,250

Chemicals — 1.3%
Axiall Corp., 4.88%, 5/15/23 (b)		152	150,860
The Dow Chemical Co., 4.13%, 11/15/21		350	373,987
Huntsman International LLC, 4.88%, 11/15/20		298	306,940
Methanex Corp., 3.25%, 12/15/19		2,074	2,123,929
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		245	254,800
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		1,800	1,847,250
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (b)		151	165,345

			5,223,111

Commercial Banks — 4.0%
Barclays Bank PLC, 7.63%, 11/21/22		1,750	2,010,312
CIT Group, Inc.:
5.50%, 2/15/19 (b)		398	429,840
5.38%, 5/15/20		1,650	1,765,500
Depfa ACS Bank, 5.13%, 3/16/37 (b)		3,775	4,213,440
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (b)		1,400	1,440,250
HSBC Bank PLC, 3.10%, 5/24/16 (b)		700	731,888

BLACKROCK CORE BOND TRUST	MAY 31, 2014	2

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Commercial Banks (concluded)
HSBC Holdings PLC:
4.25%, 3/14/24	USD	1,010	$1,040,345
6.10%, 1/14/42		305	386,073
Rabobank Nederland (c):
3.88%, 2/08/22		1,390	1,475,043
3.95%, 11/09/22		1,500	1,526,130
Wells Fargo & Co., 3.50%, 3/08/22 (c)		1,390	1,441,936

			16,460,757

Commercial Services & Supplies — 1.0%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		246	266,295
Aviation Capital Group Corp. (b):
4.63%, 1/31/18		650	682,831
7.13%, 10/15/20		900	1,018,511
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		217	230,020
Mobile Mini, Inc., 7.88%, 12/01/20		320	353,600
The ADT Corp., 4.88%, 7/15/42		539	448,717
United Rentals North America, Inc.:
5.75%, 7/15/18		194	207,095
7.38%, 5/15/20		385	429,275
7.63%, 4/15/22		452	512,455

			4,148,799

Communications Equipment — 1.2%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (d)		4,330	4,373,300
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		530	579,025

			4,952,325

Construction & Engineering — 0.1%
ABB Finance USA, Inc., 4.38%, 5/08/42		192	198,358
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		96	102,720
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		200	212,000

			513,078

Construction Materials — 0.9%
HD Supply, Inc.:
8.13%, 4/15/19		1,815	2,001,037
7.50%, 7/15/20		1,544	1,675,240

Corporate Bonds		Par (000)	Value

Construction Materials (concluded)
Lafarge SA, 7.13%, 7/15/36	USD	135	$155,250

			3,831,527

Consumer Finance — 0.8%
Discover Financial Services, 3.85%, 11/21/22		250	254,025
Ford Motor Credit Co. LLC:
8.13%, 1/15/20		1,265	1,612,836
4.25%, 9/20/22		800	849,514
SLM Corp., 6.25%, 1/25/16		661	707,270

			3,423,645

Containers & Packaging — 0.5%
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		91	97,825
Sealed Air Corp. (b):
6.50%, 12/01/20		550	613,250
8.38%, 9/15/21		225	257,625
Smurfit Kappa Acquisitions (b):
4.88%, 9/15/18		410	433,575
7.75%, 11/15/19	EUR	410	596,617

			1,998,892

Diversified Consumer Services — 0.1%
APX Group, Inc., 6.38%, 12/01/19	USD	266	272,650

Diversified Financial Services — 8.0%
Aircastle Ltd., 6.25%, 12/01/19		708	766,410
Ally Financial, Inc.:
5.50%, 2/15/17		1,500	1,629,375
6.25%, 12/01/17		160	178,800
8.00%, 3/15/20		560	679,000
8.00%, 11/01/31		300	374,625
Bank of America Corp. (c):
5.63%, 7/01/20		1,100	1,268,662
3.30%, 1/11/23		4,990	4,913,668
Capital One Financial Corp., 4.75%, 7/15/21		960	1,070,311
FMR LLC, 4.95%, 2/01/33 (b)(c)		1,150	1,244,724
General Electric Capital Corp.:
6.15%, 8/07/37 (c)		2,150	2,673,949
6.88%, 1/10/39		135	181,095
General Motors Financial Co., Inc., 4.25%, 5/15/23		401	397,491
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23		235	248,594
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		500	525,000
JPMorgan Chase & Co. (c):
3.70%, 1/20/15		3,425	3,495,589
6.30%, 4/23/19		2,000	2,373,030

BLACKROCK CORE BOND TRUST	MAY 31, 2014	3

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Diversified Financial Services (concluded)
JPMorgan Chase Bank NA, 6.00%, 10/01/17	USD	800	$911,907
Macquarie Bank Ltd./London, 10.25%, 6/20/57 (a)		900	1,022,850
Moody's Corp., 4.50%, 9/01/22		900	947,677
Northern Trust Corp., 3.95%, 10/30/25		4,000	4,153,760
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		200	210,000
7.88%, 8/15/19		560	611,800
5.75%, 10/15/20		1,000	1,040,000
6.88%, 2/15/21		680	732,700
Societe Generale SA, 7.88% (a)(b)(e)		1,000	1,053,000

			32,704,017

Diversified Telecommunication Services — 3.1%
CenturyLink, Inc., Series V, 5.63%, 4/01/20		400	423,000
Level 3 Financing, Inc.:
8.13%, 7/01/19		698	762,565
8.63%, 7/15/20		650	729,625
Telecom Italia Capital SA, 6.00%, 9/30/34		1,550	1,530,625
Verizon Communications, Inc. (c):
3.50%, 11/01/21		500	515,573
6.40%, 2/15/38		3,483	4,253,450
6.55%, 9/15/43		3,376	4,285,120
Windstream Corp., 7.75%, 10/15/20		120	130,200

			12,630,158

Electric Utilities — 4.5%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		121	154,758
5.95%, 12/15/36		217	247,134
CMS Energy Corp., 5.05%, 3/15/22		915	1,042,408
ComEd Financing III, 6.35%, 3/15/33		150	149,250
Duke Energy Carolinas LLC:
6.10%, 6/01/37		315	397,122
6.00%, 1/15/38 (c)		825	1,057,271
4.25%, 12/15/41 (c)		375	386,556
Duke Energy Florida, Inc., 6.40%, 6/15/38		430	578,408
E.ON International Finance BV, 6.65%, 4/30/38 (b)(c)		1,525	1,961,479
Electricite de France SA, 5.60%, 1/27/40 (b)(c)		1,400	1,606,468
Florida Power Corp., 6.35%, 9/15/37 (c)		1,325	1,759,040

Corporate Bonds		Par (000)	Value

Electric Utilities (concluded)
Jersey Central Power & Light Co., 7.35%, 2/01/19	USD	245	$296,366
Ohio Power Co., Series D, 6.60%, 3/01/33		1,500	1,928,716
PacifiCorp, 6.25%, 10/15/37		575	752,121
Public Service Co. of Colorado, Series 17, 6.25%, 9/01/37 (c)		1,200	1,587,871
Southern California Edison Co.:
5.63%, 2/01/36		625	757,568
Series 08-A, 5.95%, 2/01/38 (c)		1,075	1,364,198
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37 (c)		2,000	2,543,112

			18,569,846

Energy Equipment & Services — 2.5%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		470	501,725
Ensco PLC:
3.25%, 3/15/16		160	166,805
4.70%, 3/15/21 (c)		1,745	1,906,983
EOG Resources, Inc., 2.63%, 3/15/23 (c)		1,902	1,841,923
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		71	73,485
GrafTech International Ltd., 6.38%, 11/15/20		580	593,050
Noble Holding International Ltd., 5.25%, 3/15/42		350	360,741
Peabody Energy Corp.:
6.00%, 11/15/18		1,251	1,304,168
6.25%, 11/15/21		1,239	1,239,000
Seadrill Ltd., 6.13%, 9/15/17 (b)		1,590	1,665,525
Transocean, Inc., 6.50%, 11/15/20		350	402,559

			10,055,964

Food & Staples Retailing — 0.1%
Rite Aid Corp., 6.75%, 6/15/21		279	302,018

Food Products — 0.5%
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		593	623,024
Kraft Foods Group, Inc., 5.00%, 6/04/42		997	1,062,220
Smithfield Foods, Inc., 5.88%, 8/01/21 (b)		169	179,562

			1,864,806

Health Care Equipment & Supplies — 0.4%
Boston Scientific Corp., 6.25%, 11/15/15		1,251	1,348,371

BLACKROCK CORE BOND TRUST	MAY 31, 2014	4

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Health Care Equipment & Supplies (concluded)
Teleflex, Inc., 6.88%, 6/01/19	USD	385	$410,506

			1,758,877

Health Care Providers & Services — 4.2%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19		175	186,813
6.00%, 10/15/21		204	215,220
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		400	420,500
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	494	711,766
HCA Holdings, Inc., 7.75%, 5/15/21	USD	140	154,175
HCA, Inc.:
3.75%, 3/15/19		130	132,275
6.50%, 2/15/20		2,198	2,497,477
4.75%, 5/01/23		1,161	1,161,000
LifePoint Hospitals, Inc., 5.50%, 12/01/21 (b)		278	291,205
Symbion, Inc., 8.00%, 6/15/16		455	474,338
Tenet Healthcare Corp.:
6.25%, 11/01/18		859	947,048
6.00%, 10/01/20		622	668,650
4.50%, 4/01/21		383	380,128
4.38%, 10/01/21		1,765	1,734,112
8.13%, 4/01/22		1,157	1,316,087
UnitedHealth Group, Inc., 2.88%, 3/15/22 (c)		2,000	1,996,874
WellPoint, Inc., 4.65%, 1/15/43 (c)		4,005	4,079,565

			17,367,233

Hotels, Restaurants & Leisure — 2.7%
MCE Finance Ltd., 5.00%, 2/15/21 (b)		935	932,662
PNK Finance Corp., 6.38%, 8/01/21 (b)		274	288,385
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		865	882,300
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	1,800	3,184,044
Series A4, 5.66%, 6/30/27		631	1,070,553
Series M, 7.40%, 3/28/24		1,500	2,583,441
Series N, 6.46%, 3/30/32		1,195	1,872,859
Wynn Macau Ltd., 5.25%, 10/15/21 (b)	USD	416	427,440

			11,241,684

Household Durables — 0.9%
Beazer Homes USA, Inc., 6.63%, 4/15/18		580	620,600
Standard Pacific Corp., 10.75%, 9/15/16		2,100	2,509,500

Corporate Bonds		Par (000)	Value

Household Durables (concluded)
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)	USD	372	$375,720

			3,505,820

Household Products — 0.1%
Spectrum Brands, Inc.:
6.38%, 11/15/20		200	216,750
6.63%, 11/15/22		275	301,125

			517,875

Independent Power Producers & Energy Traders — 0.1%
Calpine Corp. (b):
7.50%, 2/15/21		48	52,200
6.00%, 1/15/22		137	146,932
5.88%, 1/15/24		194	203,215
NRG REMA LLC, Series C, 9.68%, 7/02/26		112	122,080

			524,427

Industrial Conglomerates — 0.0%
Smiths Group PLC, 3.63%, 10/12/22 (b)		180	177,792

Insurance — 4.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		613	648,248
American International Group, Inc. (c):
3.80%, 3/22/17		5,580	5,989,795
5.45%, 5/18/17		800	895,267
AXA SA, 5.25%, 4/16/40 (a)	EUR	250	383,045
Five Corners Funding Trust, 4.42%, 11/15/23 (b)	USD	1,025	1,085,200
Hartford Financial Services Group, Inc.:
6.00%, 1/15/19		345	403,081
5.13%, 4/15/22		930	1,059,302
Hartford Life Global Funding Trusts, 0.41%, 6/16/14 (a)		425	425,002
Liberty Mutual Group, Inc., 6.50%, 5/01/42 (b)		1,000	1,259,324
Lincoln National Corp., 6.25%, 2/15/20		630	750,740
Manulife Financial Corp., 3.40%, 9/17/15 (c)		1,630	1,688,202
MetLife Global Funding I, 5.13%, 6/10/14 (b)		775	775,624
Montpelier Re Holdings Ltd., 4.70%, 10/15/22		450	463,877
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		340	367,200

BLACKROCK CORE BOND TRUST	MAY 31, 2014	5

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Insurance (concluded)
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (a)	EUR	200	$325,227
Prudential Financial, Inc. (c):
7.38%, 6/15/19	USD	250	311,191
5.38%, 6/21/20		250	288,476
4.50%, 11/15/20		450	499,393
5.90%, 3/17/36		500	600,199
5.70%, 12/14/36		675	797,143

			19,015,536

Internet Software & Services — 0.1%
Equinix, Inc., 4.88%, 4/01/20		86	88,365
VeriSign, Inc., 4.63%, 5/01/23		345	337,238

			425,603

IT Services — 0.5%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		440	507,100
First Data Corp. (b):
7.38%, 6/15/19		775	831,187
6.75%, 11/01/20		680	730,150

			2,068,437

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.20%, 10/01/22		250	242,727

Machinery — 0.1%
Allegion US Holding Co., Inc., 5.75%, 10/01/21 (b)		446	471,645

Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (b)(c)		1,050	1,135,260

Media — 5.6%
AMC Networks, Inc.:
7.75%, 7/15/21		320	357,600
4.75%, 12/15/22		343	342,143
Cinemark USA, Inc., 5.13%, 12/15/22		175	177,406
Clear Channel Communications, Inc., 9.00%, 12/15/19		305	324,825
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22		2,495	2,665,438
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22 (c)		600	872,669
Comcast Corp., 6.45%, 3/15/37 (c)		790	1,008,986
Cox Communications, Inc., 8.38%, 3/01/39 (b)		1,740	2,447,065

Corporate Bonds		Par (000)	Value

Media (concluded)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	USD	260	$314,010
5.15%, 3/15/42		700	738,107
Gray Television, Inc., 7.50%, 10/01/20		332	356,070
Inmarsat Finance PLC, 4.88%, 5/15/22 (b)(f)		500	505,000
The Interpublic Group of Cos., Inc., 3.75%, 2/15/23		2,000	2,006,230
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		109	119,083
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		292	303,680
NBCUniversal Media LLC (c):
5.15%, 4/30/20		1,983	2,280,694
4.38%, 4/01/21		1,015	1,122,476
News America, Inc., 7.63%, 11/30/28		385	502,983
Omnicom Group, Inc., 3.63%, 5/01/22 (c)		2,355	2,395,150
Sirius XM Holdings, Inc., 4.25%, 5/15/20 (b)		559	550,615
TCI Communications, Inc., 7.88%, 2/15/26		610	851,605
Time Warner, Inc.:
4.70%, 1/15/21		350	389,502
6.10%, 7/15/40		215	256,960
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (b)		255	261,375
Univision Communications, Inc., 5.13%, 5/15/23 (b)		1,153	1,184,707
Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (b)		395	406,356

			22,740,735

Metals & Mining — 3.7%
Alcoa, Inc., 5.40%, 4/15/21		1,450	1,552,106
ArcelorMittal:
4.25%, 8/05/15		173	177,541
6.13%, 6/01/18		384	420,960
Commercial Metals Co., 4.88%, 5/15/23		534	514,643
Corp. Nacional del Cobre de Chile, 3.00%, 7/17/22 (b)		1,565	1,514,684
Freeport-McMoRan Copper & Gold, Inc.:
3.55%, 3/01/22		540	531,096
5.45%, 3/15/43		450	462,947
New Gold, Inc., 6.25%, 11/15/22 (b)		440	454,300

BLACKROCK CORE BOND TRUST	MAY 31, 2014	6

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Metals & Mining (concluded)
Newcrest Finance Property Ltd., 4.45%, 11/15/21 (b)	USD	475	$452,453
Novelis, Inc., 8.75%, 12/15/20		4,120	4,578,350
Teck Resources, Ltd., 5.38%, 10/01/15		2,359	2,492,604
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		602	641,130
Xstrata Canada Corp., 6.20%, 6/15/35		1,250	1,339,895

			15,132,709

Multiline Retail — 0.8%
Dollar General Corp., 3.25%, 4/15/23		2,000	1,924,062
Dufry Finance SCA, 5.50%, 10/15/20 (b)		1,260	1,316,801

			3,240,863

Oil, Gas & Consumable Fuels — 10.5%
Access Midstream Partners LP/ACMP Finance Corp., 6.13%, 7/15/22		400	436,000
Anadarko Petroleum Corp., 5.95%, 9/15/16		1,916	2,131,678
Antero Resources Finance Corp., 5.38%, 11/01/21		153	159,311
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		159	172,515
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		99	105,683
BP Capital Markets PLC, 3.13%, 10/01/15		330	341,835
Burlington Resources Finance Co., 7.40%, 12/01/31		875	1,250,483
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		400	438,000
Cenovus Energy, Inc., 6.75%, 11/15/39		750	977,748
Chesapeake Energy Corp., 5.75%, 3/15/23		615	685,725
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36 (c)		535	679,620
Continental Resources, Inc.:
5.00%, 9/15/22		2,000	2,167,500
4.50%, 4/15/23		113	120,931
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22 (b)		110	115,225
Denbury Resources, Inc., 4.63%, 7/15/23		623	599,637
El Paso LLC, 7.80%, 8/01/31		45	48,713

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
El Paso Natural Gas Co., 8.38%, 6/15/32	USD	275	$386,355
Energy Transfer Partners LP, 7.50%, 7/01/38		500	648,367
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17		455	489,694
Enterprise Products Operating LLC, 6.13%, 10/15/39		700	851,257
KeySpan Gas East Corp., 5.82%, 4/01/41 (b)		505	630,785
Kinder Morgan Energy Partners LP:
6.50%, 9/01/39 (c)		3,000	3,552,519
6.55%, 9/15/40		110	131,084
6.38%, 3/01/41		150	175,219
Kinder Morgan, Inc., 5.63%, 11/15/23 (b)		170	171,434
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		110	122,100
5.50%, 2/01/22		106	108,385
Linn Energy LLC/Linn Energy Finance Corp., 7.25%, 11/01/19 (b)		237	248,850
Marathon Petroleum Corp., 6.50%, 3/01/41		997	1,255,474
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		73	78,840
4.50%, 7/15/23		25	24,563
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		212	219,420
MidAmerican Energy Co., 5.80%, 10/15/36		700	870,398
MidAmerican Energy Holdings Co. (c):
5.95%, 5/15/37		800	973,654
6.50%, 9/15/37		3,400	4,396,217
Nexen, Inc., 7.50%, 7/30/39		1,000	1,337,402
Pacific Drilling SA, 5.38%, 6/01/20 (b)		368	360,640
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		47	51,465
PDC Energy, Inc., 7.75%, 10/15/22		260	287,300
Petrobras International Finance Co.:
3.88%, 1/27/16		1,340	1,382,478
5.75%, 1/20/20		1,725	1,837,125
Pioneer Natural Resources Co., 3.95%, 7/15/22		350	365,468
Premier Oil PLC, 5.00%, 6/09/18		1,900	1,987,875

BLACKROCK CORE BOND TRUST	MAY 31, 2014	7

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Range Resources Corp.:
5.75%, 6/01/21	USD	107	$115,827
5.00%, 8/15/22		26	27,300
5.00%, 3/15/23		62	65,100
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23		249	237,172
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)		118	128,030
Rosetta Resources, Inc., 5.63%, 5/01/21		239	245,572
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		1,787	1,871,882
6.25%, 3/15/22 (b)		398	427,352
5.63%, 4/15/23		468	480,870
SandRidge Energy, Inc.:
8.75%, 1/15/20		35	37,800
7.50%, 2/15/23		382	406,830
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		386	418,810
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)		357	376,635
Western Gas Partners LP, 5.38%, 6/01/21		710	803,136
Whiting Petroleum Corp., 5.00%, 3/15/19		821	865,129
The Williams Cos., Inc., Series A, 7.50%, 1/15/31		2,500	2,907,200

			42,789,617

Paper & Forest Products — 0.3%
International Paper Co.:
7.50%, 8/15/21		75	95,541
4.75%, 2/15/22		420	464,379
6.00%, 11/15/41		435	522,941
NewPage Corp., 11.38%, 12/31/14 (g)(h)		397	—

			1,082,861

Pharmaceuticals — 1.1%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (b)	EUR	200	296,826
Forest Laboratories, Inc. (b):
4.38%, 2/01/19	USD	228	246,810
5.00%, 12/15/21		379	415,005
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (b)		200	207,000
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)		520	572,000

Corporate Bonds		Par (000)	Value

Pharmaceuticals (concluded)
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (b)	USD	162	$173,745
Valeant Pharmaceuticals International, Inc. (b):
6.75%, 8/15/18		1,321	1,426,680
6.38%, 10/15/20		575	615,250
5.63%, 12/01/21		376	390,100

			4,343,416

Real Estate Investment Trusts (REITs) — 1.1%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 4.60%, 2/06/24 (b)		1,830	1,885,416
Felcor Lodging LP, 5.63%, 3/01/23		247	254,719
Simon Property Group LP, 4.75%, 3/15/42		835	900,167
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		275	303,705
Vornado Realty LP, 5.00%, 1/15/22		1,185	1,296,462

			4,640,469

Real Estate Management & Development — 1.0%
Lennar Corp., 4.75%, 11/15/22		440	432,850
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)		2,300	2,366,930
Realogy Corp., 7.63%, 1/15/20 (b)(c)		520	578,500
The Realogy Group LLC/Sunshine Group Florida Ltd., 3.38%, 5/01/16 (b)		476	483,735
WEA Finance LLC, 4.63%, 5/10/21 (b)		305	342,771

			4,204,786

Road & Rail — 0.7%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		950	1,138,265
The Hertz Corp.:
4.25%, 4/01/18		236	245,440
5.88%, 10/15/20		230	243,225
7.38%, 1/15/21		620	680,450
6.25%, 10/15/22		385	411,469

			2,718,849

Semiconductors & Semiconductor Equipment — 0.1%
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		470	502,313

Software — 0.5%
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		1,085	1,103,987

BLACKROCK CORE BOND TRUST	MAY 31, 2014	8

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Software (concluded)
Oracle Corp., 5.38%, 7/15/40	USD	775	$905,877

			2,009,864

Specialty Retail — 0.7%
The Home Depot, Inc., 5.88%, 12/16/36 (c)		830	1,021,152
New Academy Finance Co. LLC/New Academy Finance Corp., (8.00% Cash or 8.75% PIK), 8.00%, 6/15/18 (b)(i)		244	249,490
QVC, Inc. (b):
7.50%, 10/01/19		395	417,002
7.38%, 10/15/20		975	1,050,106

			2,737,750

Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp., 4.50%, 12/15/22		490	482,650
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (b)		402	406,020
The William Carter Co., 5.25%, 8/15/21 (b)		328	341,940

			1,230,610

Thrifts & Mortgage Finance — 0.4%
Radian Group, Inc., 5.38%, 6/15/15		1,400	1,471,120

Tobacco — 1.2%
Altria Group, Inc.:
9.95%, 11/10/38		258	425,753
10.20%, 2/06/39		447	753,517
5.38%, 1/31/44 (c)		2,015	2,189,187
Lorillard Tobacco Co., 7.00%, 8/04/41		500	608,094
Reynolds American, Inc., 4.75%, 11/01/42		1,050	1,014,545

			4,991,096

Wireless Telecommunication Services — 2.2%
America Movil SAB de C.V., 2.38%, 9/08/16		795	818,850
Crown Castle International Corp., 5.25%, 1/15/23		465	483,600
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		1,560	1,809,979
Digicel Group Ltd., 8.25%, 9/30/20 (b)		460	495,650
Digicel Ltd., 6.00%, 4/15/21 (b)		750	765,000
Rogers Communications, Inc., 7.50%, 8/15/38 (c)		1,150	1,562,261
SBA Tower Trust, 5.10%, 4/15/42 (b)		360	386,767

Corporate Bonds		Par (000)	Value

Wireless Telecommunication Services (concluded)
Sprint Communications, Inc. (b):
9.00%, 11/15/18	USD	530	$643,950
7.00%, 3/01/20		888	1,023,420
Sprint Corp., 7.88%, 9/15/23 (b)		1,041	1,176,330

			9,165,807

Total Corporate Bonds — 81.0%			330,981,120

Foreign Agency Obligations

Iceland Government International Bond, 5.88%, 5/11/22		1,775	1,944,094
Italian Republic, 5.38%, 6/15/33		455	518,868
Slovenia Government International Bond, 5.85%, 5/10/23 (b)		432	482,760

Total Foreign Agency Obligations — 0.7%			2,945,722

Municipal Bonds

City of Detroit Michigan, GO, Taxable Capital Improvement, Limited Tax, Series A-2, 8.00%, 4/01/15 (g)(h)		1,525	366,000
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Series EE, 5.50%, 6/15/43		465	539,395
Series GG, Build America Bonds, 5.72%, 6/15/42		700	869,442
Water & Sewer System, Fiscal 2011, Series EE, 5.38%, 6/15/43		385	442,727
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		950	1,198,235
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		1,275	1,616,075
Metropolitan Transportation Authority, RB, Build America Bonds, Series C, 7.34%, 11/15/39		625	910,375
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 7.06%, 4/01/57		1,000	1,118,780

BLACKROCK CORE BOND TRUST	MAY 31, 2014	9

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Municipal Bonds		Par (000)	Value

New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39	USD	550	$663,377
5.60%, 3/15/40		950	1,140,237
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		385	479,791
State of California, GO, Build America Bonds, Various Purpose:
, 7.55%, 4/01/39		140	204,826
, 7.63%, 3/01/40		860	1,253,536
State of Illinois, GO, Pension, 5.10%, 6/01/33		1,000	1,004,150
University of California, RB, Build America Bonds, 5.95%, 5/15/45		445	550,728

Total Municipal Bonds — 3.0%			12,357,674

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 1.4%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		686	578,809
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,086	1,010,986
Series 2006-OA21, Class A1, 0.34%, 3/20/47 (a)		684	544,206
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1, 0.35%, 4/25/46 (a)		283	226,251
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		977	965,189
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.06%, 6/19/35 (a)		612	612,925
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		281	273,521
Series 2007-4F, Class 3A1, 6.00%, 7/25/37		465	423,956
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.33%, 12/25/36 (a)		471	412,331
JP Morgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 8/25/36		166	147,740

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.78%, 5/25/36 (a)	USD	544	$449,434

			5,645,348

Commercial Mortgage-Backed Securities — 13.0%
Banc of America Merrill Lynch Commercial Mortgage Trust, Class A4:
Series 2007-1, 5.45%, 1/15/49		500	548,726
Series 2007-2, 5.61%, 4/10/49 (a)		750	829,141
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		695	721,475
Citigroup Commercial Mortgage Trust (a):
Series 2008-C7, Class A4, 6.14%, 12/10/49		1,370	1,540,521
Series 2013-GC15, Class B, 5.11%, 9/10/46		3,590	3,997,501
Series 2013-GC15, Class XA, 1.30%, 9/10/46		13,207	949,761
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,093	1,192,939
Commercial Mortgage Trust:
Series 2006-C7, Class AM, 5.78%, 6/10/46 (a)		1,750	1,888,745
Series 2013-CR11, Class B, 5.16%, 10/10/46 (a)		3,495	3,893,143
Series 2013-CR11, Class C, 5.17%, 10/10/46 (a)(b)		3,260	3,515,291
Series 2013-LC6, Class B, 3.74%, 1/10/46		695	699,001
Series 2013-LC6, Class D, 4.29%, 1/10/46 (a)(b)		835	778,533
Credit Suisse Commercial Mortgage Trust:
Series 2006-C3, Class AM, 5.79%, 6/15/38 (a)		1,000	1,084,195
Series 2006-C5, Class AM, 5.34%, 12/15/39		1,750	1,905,104
Series 2010-RR2, Class 2A, 5.86%, 9/15/39 (a)(b)		1,010	1,093,838
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		705	720,872

BLACKROCK CORE BOND TRUST	MAY 31, 2014	10

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
DBRR Trust, Series 2011-C32, Class A3A, 5.81%, 6/17/49 (a)(b)	USD	365	$393,504
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.82%, 7/10/38 (a)		1,136	1,226,687
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (b)		1,250	1,258,344
Hilton USA Trust, Series 2013-HLT, 4.41%, 11/05/30 (b)		2,950	3,052,622
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class D, 5.08%, 11/15/45 (a)(b)		800	782,634
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (b)		218	218,150
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM, 5.44%, 12/12/44 (a)		330	351,770
JPMorgan Chase Commercial Mortgage Securities Trust., Series 2004-LN2, Class A2, 5.12%, 7/15/41		322	321,699
LB-UBS Commercial Mortgage Trust (a):
Series 2004-C8, Class C, 4.93%, 12/15/39		1,385	1,401,011
Series 2007-C6, Class A4, 5.86%, 7/15/40		5,006	5,366,988
Series 2007-C7, Class A3, 5.87%, 9/15/45		1,102	1,245,341
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (a)		4,000	4,388,300
Morgan Stanley Reremic Trust, Series 2011, Class A, 2.50%, 3/23/51 (b)		88	88,365
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (b)		834	853,829
Titan Europe PLC, Series 2007-1X, Class A, 0.78%, 1/20/17 (a)	GBP	1,607	2,566,301
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.94%, 2/15/51 (a)	USD	2,185	2,400,080
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 8/15/45		695	732,358

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
WF-RBS Commercial Mortgage Trust, Series 2012-C8 (concluded):
Class C, 4.88%, 8/15/45 (a)	USD	895	$956,899

			52,963,668

Interest Only Commercial Mortgage-Backed Securities — 0.8%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, 1.88%, 8/15/45 (a)(b)		15,588	1,423,538
WF-RBS Commercial Mortgage Trust, Class XA (a)(b):
Series 2012-C8, 2.22%, 8/15/45		5,965	674,709
Series 2012-C9, 2.24%, 11/15/45		10,582	1,282,908

			3,381,155

Total Non-Agency Mortgage-Backed Securities — 15.2%			61,990,171

U.S. Government Sponsored Agency Securities

Agency Obligations — 2.5%
Fannie Mae (c):
0.00%, 10/09/19 (j)		7,055	6,218,771
5.63%, 7/15/37		775	1,022,136
Federal Home Loan Bank (c):
5.25%, 12/09/22		675	810,023
5.37%, 9/09/24		1,075	1,305,988
Resolution Funding Corp., 0.00%, 7/15/18 - 10/15/18 (j)		1,050	987,419

			10,344,337

Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities, Series 2005-5, Class PK, 5.00%, 12/25/34		286	304,039

Commercial Mortgage-Backed Securities — 0.7%
Freddie Mac Mortgage-Backed Securities (a):
Series 2012-K706, Class C, 4.02%, 11/25/44 (b)		165	169,513
Series 2013-K24, Class B, 3.50%, 11/25/45 (b)		1,750	1,724,740

BLACKROCK CORE BOND TRUST	MAY 31, 2014	11

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities (a) (concluded):
Series K013, Class A2, 3.97%, 1/25/21	USD	940	$1,027,880

			2,922,133

Interest Only Collateralized Mortgage Obligations — 2.0%
Fannie Mae Mortgage-Backed Securities:
Series 2012-47, Class NI, 4.50%, 4/25/42		4,913	986,413
Series 2012-96, Class DI, 4.00%, 2/25/27		6,428	738,667
Series 2012-M9, Class X1, 4.06%, 12/25/17 (a)		12,454	1,462,265
Freddie Mac Mortgage-Backed Securities:
Series 2611, Class QI, 5.50%, 9/15/32		873	88,803
Series K707, Class X1, 1.55%, 12/25/18 (a)		2,476	152,565
Series K710, Class X1, 1.78%, 5/25/19 (a)		8,567	644,235
Ginnie Mae Mortgage-Backed Securities (a):
Series 2009-116, Class KS, 6.32%, 12/16/39		2,621	389,123
Series 2009-78, Class SD, 6.05%, 9/20/32		5,072	905,950
Series 2011-52, Class NS, 6.52%, 4/16/41		13,837	2,630,308

			7,998,329

Mortgage-Backed Securities — 7.1%
Fannie Mae Mortgage-Backed Securities:
3.00%, 6/01/44 (k)		16,300	16,142,094
4.00%, 12/01/41		3,039	3,229,729
4.50%, 7/01/41 (c)		3,712	4,017,784
5.00%, 8/01/34		2,235	2,477,649
5.50%, 6/01/38		1,337	1,500,028
6.00%, 12/01/38		1,075	1,208,882
Freddie Mac Mortgage-Backed Securities, 6.00%, 10/01/14 - 12/01/18		270	281,550
Ginnie Mae Mortgage-Backed Securities, 5.50%, 8/15/33		63	70,916

			28,928,632

Total U.S. Government Sponsored Agency Securities — 12.4%			50,497,470

U.S. Treasury Obligations		Par (000)	Value

U.S. Treasury Bonds (c):
8.13%, 8/15/21	USD	1,550	$2,187,921
6.13%, 8/15/29		5,000	7,020,310
3.50%, 2/15/39		330	346,191
4.25%, 5/15/39		6,045	7,137,821
4.38%, 5/15/40		6,375	7,684,865
4.75%, 2/15/41		1,630	2,081,306
4.38%, 5/15/41		800	966,500
3.13%, 11/15/41		9,930	9,667,788
3.13%, 2/15/42		6,268	6,093,674
3.00%, 5/15/42		2,730	2,587,101
3.13%, 2/15/43		2,337	2,260,199
3.75%, 11/15/43		1,065	1,155,525
3.63%, 2/15/44		6,500	6,894,063
U.S. Treasury Notes:
2.25%, 7/31/18 (c)		495	515,071
1.75%, 5/15/22		156	150,772

Total U.S. Treasury Obligations — 13.9%			56,749,107

Preferred Securities

Capital Trusts

Capital Markets — 0.8%
The Bank of New York Mellon Corp., Series D, 4.50% (a)(e)		1,698	1,563,009
Credit Suisse Group AG, 7.50% (a)(b)(e)		1,500	1,636,935
State Street Capital Trust IV, 1.23%, 6/01/77 (a)		70	58,450

			3,258,394

Commercial Banks — 1.1%
BNP Paribas SA, 7.20% (a)(b)(e)		1,000	1,151,250
Wachovia Capital Trust III, 5.57% (a)(e)		1,025	999,375
Wells Fargo & Co., Series S, 5.90% (a)(e)		2,000	2,102,500

			4,253,125

Diversified Financial Services — 2.9%
Citigroup, Inc.:
Series D, 5.35% (a)(e)		1,050	1,002,750
Series M, 6.30% (a)(e)		2,000	2,030,400
Credit Agricole SA, 7.88% (a)(b)(e)		1,000	1,078,300
General Electric Capital Corp., Series B, 6.25% (a)(e)		900	987,750

BLACKROCK CORE BOND TRUST	MAY 31, 2014	12

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Capital Trusts		Par (000)	Value

Diversified Financial Services (concluded)
JPMorgan Chase & Co. (a)(e):
Series 1, 7.90%	USD	3,500	$3,946,250
Series Q, 5.15%		1,500	1,432,500
Series U, 6.13%		500	503,750
Morgan Stanley, Series H, 5.45% (a)(e)		875	905,625

			11,887,325

Electric Utilities — 0.5%
Electricite de France SA, 5.25% (a)(b)(e)		2,100	2,158,800

Insurance — 4.2%
The Allstate Corp. (a):
5.75%, 8/15/53		1,000	1,068,750
6.50%, 5/15/67 (c)		1,950	2,120,625
American International Group, Inc., 8.18%, 5/15/68 (a)		970	1,311,925
AXA SA, 6.46% (a)(b)(e)		1,025	1,102,900
Genworth Holdings, Inc., 6.15%, 11/15/66 (a)		1,150	1,083,875
ING US, Inc., 5.65%, 5/15/53 (a)		2,250	2,280,937
Liberty Mutual Group, Inc., 7.00%, 3/15/67 (a)(b)		975	1,033,500
Lincoln National Corp., 6.05%, 4/20/67 (a)		675	685,125
MetLife Capital Trust IV, 7.88%, 12/15/67 (b)		640	787,200
MetLife, Inc., 6.40%, 12/15/36		3,500	3,904,425
Swiss Re Capital I LP, 6.85% (a)(b)(e)		1,060	1,134,200
XL Group PLC, Series E, 6.50% (a)(e)		815	807,869

			17,321,331

Total Capital Trusts — 9.5%			38,878,975

Preferred Stocks		Shares

Capital Markets — 0.4%
The Goldman Sachs Group, Inc., Series J, 5.50% (b)		46,000	1,104,920
SCE Trust III, 5.75% (a)		12,657	340,853

			1,445,773

Commercial Banks — 1.0%
U.S. Bancorp, 6.00% (a)		150,000	4,197,000

Total Preferred Stocks — 1.4%			5,642,773

Trust Preferreds — 0.1%		Shares	Value

Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40		14,773	$402,276

Total Preferred Securities — 11.0%			44,924,024

Total Long-Term Investments (Cost — $544,961,640) — 141.8%			579,544,704

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (l)(m)		3,879,092	3,879,092

Total Short-Term Securities (Cost — $3,879,092) — 0.9%			3,879,092

Options Purchased (Cost — $1,833,112) — 0.4%			1,470,107

Total Investments Before Options Written (Cost — $550,673,844*) — 143.1%			584,893,903

Options Written (Premiums Received — $3,628,732) — (0.7)%			(2,966,616)

Total Investments, Net of Options Written			581,927,287
Liabilities in Excess of Other Assets — (42.4)%			(173,291,268)

Net Assets — 100.0%			$408,636,019

* As of May 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$551,171,874
Gross unrealized appreciation	$39,824,749
Gross unrealized depreciation	(6,102,720)
Net unrealized appreciation	$33,722,029

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(d)	Convertible security.
(e)	Security is perpetual in nature and has no stated maturity date.
BLACKROCK CORE BOND TRUST	MAY 31, 2014	13

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Credit Suisse Securities (USA) LLC	$505,000	$9,045

(g)	Non-income producing security.
(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Zero-coupon bond.
(k)	Represents or includes a TBA transaction. Unsettled TBA transactions as of May 31, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation

J.P. Morgan Securities LLC	$16,142,094	$231,766

(l)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at May 31, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	5,335,491	(1,456,399)	3,879,092	$1,746

(m)	Represents the current yield as of report date.

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PIK	Payment-In-Kind
RB	Revenue Bonds
TBA	To Be Announced
USD	U.S. Dollar

BLACKROCK CORE BOND TRUST	MAY 31, 2014	14

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Reverse repurchase agreements outstanding as of May 31, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

BNP Paribas Securities Corp.	0.35%	1/22/13	Open	$883,000	$887,249
BNP Paribas Securities Corp.	0.35%	1/22/13	Open	1,243,000	1,248,982
Credit Suisse Securities (USA) LLC	0.35%	2/01/13	Open	1,875,750	1,884,595
Credit Suisse Securities (USA) LLC	0.35%	2/01/13	Open	1,797,390	1,805,865
BNP Paribas Securities Corp.	0.32%	2/08/13	Open	1,968,000	1,976,362
BNP Paribas Securities Corp.	0.32%	2/08/13	Open	505,000	507,146
BNP Paribas Securities Corp.	0.06%	2/14/13	Open	9,942,413	9,951,919
BNP Paribas Securities Corp.	0.33%	2/14/13	Open	1,020,000	1,024,413
BNP Paribas Securities Corp.	0.34%	2/28/13	Open	2,269,000	2,278,815
BNP Paribas Securities Corp.	0.34%	2/28/13	Open	1,109,000	1,113,797
BNP Paribas Securities Corp.	0.33%	3/07/13	Open	1,884,000	1,891,789
BNP Paribas Securities Corp.	0.33%	3/07/13	Open	2,313,000	2,322,562
BNP Paribas Securities Corp.	0.33%	3/11/13	Open	879,000	882,602
BNP Paribas Securities Corp.	0.33%	3/11/13	Open	983,000	987,028
BNP Paribas Securities Corp.	0.06%	4/02/13	Open	2,719,763	2,721,717
BNP Paribas Securities Corp.	0.08%	4/02/13	Open	533,362	533,763
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.05%	4/02/13	Open	7,563,806	7,569,038
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.12%	4/02/13	Open	875,812	876,788
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.12%	4/02/13	Open	1,097,844	1,099,067
BNP Paribas Securities Corp.	0.08%	4/03/13	Open	851,537	852,455
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,648,500	1,655,279
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	3,437,844	3,451,982
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	2,020,500	2,028,809
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,700,969	1,707,964
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.04%	4/25/13	Open	8,430,938	8,434,062
BNP Paribas Securities Corp.	0.04%	4/29/13	Open	1,039,000	1,039,228
BNP Paribas Securities Corp.	0.06%	4/29/13	Open	377,850	378,049
BNP Paribas Securities Corp.	0.34%	5/24/13	Open	1,342,000	1,346,728
Barclays Capital, Inc.	0.60%	6/03/13	Open	3,258,750	3,278,411
Barclays Capital, Inc.	0.35%	6/24/13	Open	3,334,398	3,345,485
BNP Paribas Securities Corp.	0.07%	6/24/13	Open	5,876,250	5,879,221
BNP Paribas Securities Corp.	0.34%	9/30/13	Open	3,569,000	3,577,225
BNP Paribas Securities Corp.	0.36%	9/30/13	Open	2,294,000	2,299,597
BNP Paribas Securities Corp.	0.36%	9/30/13	Open	871,000	873,125
BNP Paribas Securities Corp.	0.36%	9/30/13	Open	1,529,000	1,532,731
BNP Paribas Securities Corp.	0.35%	10/22/13	Open	4,540,900	4,550,657
Credit Suisse Securities (USA) LLC	0.35%	10/22/13	Open	2,125,412	2,129,979
UBS Securities LLC	0.28%	2/10/14	12/31/22	3,373,000	3,375,886
UBS Securities LLC	0.32%	2/10/14	12/31/22	2,369,000	2,371,316
UBS Securities LLC	0.32%	2/10/14	12/31/22	1,348,000	1,349,318
UBS Securities LLC	0.32%	2/10/14	12/31/22	2,289,000	2,291,238
UBS Securities LLC	0.32%	2/10/14	12/31/22	1,355,000	1,356,325
UBS Securities LLC	0.32%	2/10/14	12/31/22	1,416,000	1,417,385
UBS Securities LLC	0.33%	2/10/14	12/31/22	1,073,000	1,074,082
UBS Securities LLC	0.34%	2/10/14	12/31/22	1,233,000	1,234,281
UBS Securities LLC	0.34%	2/10/14	12/31/22	3,805,000	3,808,953
UBS Securities LLC	0.34%	2/10/14	12/31/22	1,410,000	1,411,465
UBS Securities LLC	0.34%	2/10/14	12/31/22	1,139,000	1,140,183

BLACKROCK CORE BOND TRUST	MAY 31, 2014	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Reverse repurchase agreements outstanding as of May 31, 2014 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

UBS Securities LLC	0.34%	2/10/14	12/31/22	$827,000	$827,859
UBS Securities LLC	0.34%	2/10/14	12/31/22	1,853,000	1,854,925
UBS Securities LLC	0.40%	2/10/14	12/31/22	496,000	496,606
Credit Suisse Securities (USA) LLC	0.08%	3/03/14	Open	2,195,000	2,195,471
BNP Paribas Securities Corp.	0.06%	3/04/14	Open	6,516,250	6,516,285
RBC Capital Markets	0.10%	3/13/14	Open	1,464,000	1,464,325
Deutsche Bank Securities, Inc.	0.03%	4/16/14	Open	2,000,000	2,000,147
Deutsche Bank Securities, Inc.	0.08%	4/16/14	Open	6,100,000	6,100,829
Deutsche Bank Securities, Inc.	0.34%	4/21/14	Open	1,896,000	1,896,718
UBS Securities LLC	0.32%	5/13/14	Open	1,610,000	1,610,258
UBS Securities LLC	0.34%	5/13/14	Open	1,172,000	1,172,199
UBS Securities LLC	0.34%	5/13/14	Open	633,000	633,108
UBS Securities LLC	0.40%	5/13/14	Open	3,880,000	3,880,776
Barclays Capital, Inc.	0.35%	5/14/14	Open	534,000	534,101
Barclays Capital, Inc.	0.35%	5/14/14	Open	556,000	556,089
Barclays Capital, Inc.	0.35%	5/14/14	Open	354,000	354,057
Barclays Capital, Inc.	0.35%	5/14/14	Open	272,000	272,044
Barclays Capital, Inc.	0.35%	5/14/14	Open	979,000	979,162
Barclays Capital, Inc.	0.35%	5/14/14	Open	468,000	468,071
Barclays Capital, Inc.	0.35%	5/14/14	Open	5,639,000	5,639,905
Barclays Capital, Inc.	0.35%	5/14/14	Open	294,000	294,047
Barclays Capital, Inc.	0.35%	5/14/14	Open	738,000	738,111
BNP Paribas Securities Corp.	0.08%	5/19/14	Open	1,148,869	1,148,902
BNP Paribas Securities Corp.	0.12%	5/20/14	6/12/14	7,002,000	7,002,280
BNP Paribas Securities Corp.	0.03%	5/20/14	Open	7,043,750	7,043,891
BNP Paribas Securities Corp.	0.07%	5/20/14	Open	697,812	697,826
Total				$166,888,669	$167,132,908

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of May 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

55	2-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	USD	12,087,109	$3,608
16	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	USD	1,916,125	1,228
62	Long U.S. Treasury Bond	Chicago Board of Trade	September 2014	USD	8,523,063	91,944
156	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	September 2014	USD	23,443,875	217,946
(208)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	USD	26,107,250	(42,074)

Total						$272,652

BLACKROCK CORE BOND TRUST	MAY 31, 2014	16

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Forward foreign currency exchange contracts outstanding as of May 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

USD	2,364,795	EUR	1,711,000	Barclays Bank PLC	7/23/14	$32,540
USD	254,387	GBP	150,000	Barclays Bank PLC	7/23/14	3,053
USD	11,096,288	GBP	6,605,000	Barclays Bank PLC	7/23/14	29,240
Total						$64,833

•	OTC interest rate swaptions purchased as of May 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Credit Suisse Securities (USA) LLC	Call	2.40%	Receive	3-month LIBOR	9/02/14	USD	11,200	$42,391
5-Year Interest Rate Swap	Deutsche Bank Securities, Inc.	Call	1.70%	Receive	3-month LIBOR	11/14/14	USD	16,600	92,480
3-Year Interest Rate Swap	Deutsche Bank AG	Call	1.68%	Receive	3-month LIBOR	1/06/15	USD	1,200	16,465
30-Year Interest Rate Swap	Deutsche Bank Securities, Inc.	Call	3.30%	Receive	3-month LIBOR	5/22/17	USD	4,400	273,586
5-Year Interest Rate Swap	Deutsche Bank Securities, Inc.	Put	2.50%	Pay	3-month LIBOR	7/14/14	USD	16,600	662
10-Year Interest Rate Swap	Credit Suisse Securities (USA) LLC	Put	3.45%	Pay	3-month LIBOR	9/02/14	USD	67,100	34,430
1-Year Interest Rate Swap	Bank of America N.A.	Put	0.60%	Pay	3-month LIBOR	10/02/14	USD	11,850	604
3-Year Interest Rate Swap	Deutsche Bank AG	Put	1.68%	Pay	3-month LIBOR	1/06/15	USD	1,200	3,462
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/16/17	USD	6,300	134,099
10-Year Interest Rate Swap	Barclays Bank PLC	Put	4.55%	Pay	3-month LIBOR	4/25/17	USD	10,400	224,719
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	4.60%	Pay	3-month LIBOR	4/28/17	USD	10,400	216,766
30-Year Interest Rate Swap	Deutsche Bank Securities, Inc.	Put	4.30%	Pay	3-month LIBOR	5/22/17	USD	4,400	231,123
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	5/22/18	USD	6,000	199,320
Total									$1,470,107

BLACKROCK CORE BOND TRUST	MAY 31, 2014	17

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	OTC interest rate swaptions written as of May 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

10-Year Interest Rate Swap	Credit Suisse Securities (USA) LLC	Call	2.60%	Pay	3-month LIBOR	9/02/14	USD	11,200	$(110,435)
10-Year Interest Rate Swap	Barclays Bank PLC	Call	3.26%	Pay	3-month LIBOR	11/14/14	USD	6,200	(314,873)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	3.25%	Pay	3-month LIBOR	11/14/14	USD	6,200	(312,469)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.85%	Pay	3-month LIBOR	11/17/14	USD	7,500	(174,820)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.80%	Pay	3-month LIBOR	2/10/15	USD	2,700	(56,711)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.50%	Pay	3-month LIBOR	5/22/15	USD	12,000	(135,421)
10-Year Interest Rate Swap	Deutsche Bank Securities, Inc.	Call	3.10%	Pay	3-month LIBOR	2/26/16	USD	6,000	(199,742)
10-Year Interest Rate Swap	Deutsche Bank Securities, Inc.	Call	3.15%	Pay	3-month LIBOR	3/17/16	USD	6,000	(211,986)
10-Year Interest Rate Swap	Credit Suisse Securities (USA) LLC	Put	3.10%	Receive	3-month LIBOR	9/02/14	USD	11,200	(25,602)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.26%	Receive	3-month LIBOR	11/14/14	USD	6,200	(27,371)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.25%	Receive	3-month LIBOR	11/14/14	USD	6,200	(27,766)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.70%	Receive	3-month LIBOR	11/17/14	USD	7,500	(9,536)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.15%	Receive	3-month LIBOR	11/24/14	USD	5,000	(32,807)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.80%	Receive	3-month LIBOR	2/10/15	USD	2,700	(7,862)
10-Year Interest Rate Swap	Bank of America N.A.	Put	3.70%	Receive	3-month LIBOR	2/25/15	USD	1,500	(6,251)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.65%	Receive	3-month LIBOR	4/15/15	USD	1,100	(7,330)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.65%	Receive	3-month LIBOR	4/15/15	USD	1,000	(6,664)
10-Year Interest Rate Swap	Deutsche Bank Securities, Inc.	Put	3.65%	Receive	3-month LIBOR	4/15/15	USD	900	(5,998)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.50%	Receive	3-month LIBOR	5/22/15	USD	12,000	(131,859)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.15%	Receive	3-month LIBOR	2/26/16	USD	6,000	(80,246)
10-Year Interest Rate Swap	Citibank N.A.	Put	4.15%	Receive	3-month LIBOR	2/29/16	USD	6,000	(80,722)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	4.05%	Receive	3-month LIBOR	4/18/16	USD	1,700	(29,284)
10-Year Interest Rate Swap	Deutsche Bank Securities, Inc.	Put	4.05%	Receive	3-month LIBOR	4/18/16	USD	1,600	(27,561)
10-Year Interest Rate Swap	Goldman Sachs & Co.	Put	4.05%	Receive	3-month LIBOR	4/18/16	USD	1,700	(29,284)

BLACKROCK CORE BOND TRUST	MAY 31, 2014	18

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	OTC interest rate swaptions written as of May 31, 2014 were as follows (concluded):

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

10-Year Interest Rate Swap	BNP Paribas S.A.	Put	4.10%	Receive	3-month LIBOR	4/25/16	USD	3,600	$(59,689)
10-Year Interest Rate Swap	Citibank N.A.	Put	4.05%	Receive	3-month LIBOR	4/25/16	USD	5,000	(87,626)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	4.05%	Receive	3-month LIBOR	4/25/17	USD	8,500	(277,961)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	4.10%	Receive	3-month LIBOR	4/28/17	USD	8,500	(268,083)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/16/17	USD	12,600	(76,004)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	5/22/18	USD	12,000	(144,653)
Total									$(2,966,616)

•	Centrally cleared interest rate swaps outstanding as of May 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.56%[1]	3-month LIBOR	Chicago Mercantile	N/A	6/25/15	USD	20,900	$(63,669)
1.59%[1]	3-month LIBOR	Chicago Mercantile	10/03/14[2]	11/30/18	USD	51,400	(88,125)
1.65%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/27/19	USD	5,100	12,330
2.75%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/16/24	USD	3,900	70,848
3.97%[1]	3-month LIBOR	Chicago Mercantile	4/25/19[2]	4/25/24	USD	19,800	(274,891)
2.77%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/29/24	USD	400	(7,926)
2.63%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/19/24	USD	500	3,130
2.59%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/19/24	USD	500	1,559
3.19%[1]	3-month LIBOR	Chicago Mercantile	4/22/15[2]	4/22/25	USD	2,400	61,403
2.97%[1]	3-month LIBOR	Chicago Mercantile	6/03/15[2]	6/03/25	USD	1,100	2,088
3.65%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/27/44	USD	8,300	(599,899)
3.65%[1]	3-month LIBOR	Chicago Mercantile	4/22/15[2]	4/22/45	USD	1,100	(47,519)
3.47%[1]	3-month LIBOR	Chicago Mercantile	6/03/15[2]	6/03/45	USD	500	(1,818)
Total							$(932,489)

[1]	Trust pays the fixed rate and receives the floating rate.
[2]	Forward swap.
BLACKROCK CORE BOND TRUST	MAY 31, 2014	19

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	OTC credit default swaps – buy protection outstanding as of May 31, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation

Radian Group, Inc.	5.00%	Citibank N.A.	6/20/15	USD	1,400	$(63,359)	$17,128	$(80,487)
The New York Times Co.	1.00%	Barclays Bank PLC	12/20/16	USD	1,800	(23,764)	64,264	(88,028)
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(11)	10	(21)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(11)	11	(22)
Total						$(87,145)	$81,413	$(168,558)

•	OTC credit default swaps – sold protection outstanding as of May 31, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation

MetLife, Inc.	1.00%	Morgan Stanley Capital Services LLC	9/20/16	A-	USD	900	$16,098	$(34,133)	$50,231
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	730	13,057	(28,232)	41,289
MetLife, Inc.	1.00%	Morgan Stanley Capital Services LLC	9/20/16	A-	USD	275	4,919	(9,302)	14,221
MetLife, Inc.	1.00%	Goldman Sachs Bank USA	9/20/16	A-	USD	500	8,943	(18,820)	27,763
MetLife, Inc.	1.00%	Credit Suisse International	9/20/16	A-	USD	535	9,569	(22,627)	32,196
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD	298	5,696	(11,072)	16,768
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD	285	5,453	(11,499)	16,952
Total							$63,735	$(135,685)	$199,420

[1]	Using Standard and Poor’s rating of the issuer.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK CORE BOND TRUST	MAY 31, 2014	20

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	—	—	$146,200	$146,200
Asset-Backed Securities	—	$17,920,585	1,032,631	18,953,216
Corporate Bonds	—	322,253,015	8,728,105	330,981,120
Foreign Agency Obligations	—	2,945,722	—	2,945,722
Municipal Bonds	—	12,357,674	—	12,357,674
Non-Agency Mortgage-Backed Securities	—	61,990,171	—	61,990,171
U.S. Government Sponsored Agency Securities	—	50,497,470	—	50,497,470
U.S. Treasury Obligations	—	56,749,107	—	56,749,107
Preferred Securities	$6,045,049	38,878,975	—	44,924,024
Short-Term Securities	3,879,092	—	—	3,879,092
Options Purchased
Interest Rate Contracts	—	1,470,107	—	1,470,107
Total	$9,924,141	$565,062,826	$9,906,936	$584,893,903
BLACKROCK CORE BOND TRUST	MAY 31, 2014	21

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$199,420	—	$199,420
Foreign currency exchange contracts	—	64,833	—	64,833
Interest rate contracts	$314,726	151,358	—	466,084
Liabilities:
Credit contracts	—	(168,558)	—	(168,558)
Interest rate contracts	(42,074)	(4,050,463)	—	(4,092,537)
Total	$272,652	$(3,803,410)	—	$(3,530,758)

[1]	Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest for financial reporting purposes. As of May 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for centrally cleared swaps	$1,336,000	—	—	$1,336,000
Cash pledged as collateral for OTC derivatives	1,200,000	—	—	1,200,000
Cash pledged as collateral for reverse repurchase agreements	1,149,000	—	—	1,149,000
Cash pledged for financial futures contracts	368,000	—	—	368,000
Liabilities:
Foreign bank overdraft	—	$(127,953)	—	(127,953)
Cash received as collateral for reverse repurchase agreements	—	(610,000)	—	(610,000)
Cash received as collateral for TBA commitments	—	(290,000)	—	(280,000)
Reverse repurchase agreements	—	(167,132,908)	—	(167,132,908)
Total	$4,053,000	$(168,160,861)	—	$(164,097,861)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2014.

BLACKROCK CORE BOND TRUST	MAY 31, 2014	22

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Total
Assets:
Opening Balance, as of August 31, 2013	$137,600	$10,951,144	$6,284,125	$17,372,869
Transfers into Level 3	–	–	–	–
Transfers out of Level 3[1]	–	(6,210,898)	–	(6,210,898)
Accrued discounts/premiums	–	(221,395)	–	(221,395)
Net realized gain	–	53,012	–	53,012
Net change in unrealized appreciation/depreciation[2]	8,600	181,771	178,871	369,242
Purchases	–	–	2,265,109	2,265,109
Sales	–	(3,721,003)	–	(3,721,003)

Closing Balance, as of May 31, 2014	$146,200	$1,032,631	$8,728,105	$9,906,936
Net change in unrealized appreciation/depreciation on investments still held at May 31, 2014[3]	$8,600	$185,827	$178,871	$373,298

[1]	As of August 31, 2013, the Trust used significant unobservable inputs in determining the value of certain investments. As of May 31, 2014, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $6,210,898 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[2]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at May 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could results in a significantly lower or higher value of such Level 3 instruments.

BLACKROCK CORE BOND TRUST	MAY 31, 2014	23

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Core Bond Trust

Date: July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Core Bond Trust

Date: July 23, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Core Bond Trust

Date: July 23, 2014